SCUDDER
                                                                     INVESTMENTS



                             Regional/International Funds
                             Advisor Classes A, B and C

Prospectus


--------------------------------------------------------------------------------
                             March 1, 2002, as revised May 20, 2002
--------------------------------------------------------------------------------


                             Scudder Greater Europe Growth Fund

                             Scudder Latin America Fund

                             Scudder New Europe Fund

                             Scudder Pacific Opportunities Fund










As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------


   How the Funds Work                      How to Invest in the Funds

     4  Scudder Greater Europe              45  Choosing a Share Class
        Growth Fund
                                            50  How to Buy Shares
     9  Scudder Latin America Fund
                                            51  How to Exchange or Sell
    14  Scudder New Europe Fund                 Shares

    19  Scudder Pacific Opportunities       52  Policies You Should Know
        Fund                                    About

    24  Other Policies and Risks            58  Understanding Distributions
                                                and Taxes
    26  Who Manages and Oversees
        the Funds

    32  Financial Highlights

How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SERAX       SERBX       SERCX

                                 fund number   | 477         677         777

  Scudder Greater Europe Growth Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of its total assets, plus the amount of any borrowings for investment purposes, in European common stocks and other equities (equities that are traded mainly on European markets or are issued by companies organized under the laws of Europe or do more than half of their business there). Although the fund may invest in equities of any size or European country, it tends to focus on common stocks of multinational companies in industrialized Western and Southern European countries such as France, Italy, Germany, the Netherlands and the United Kingdom.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that have effective management, competitive positioning and leading products or technologies and that appear able to make the most of local, regional and global opportunities.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable earnings growth and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of its total assets in European debt securities, including junk bonds (i.e., grade BB and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The managers may favor different securities at different times, while still maintaining variety in terms of the companies and industries represented.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or when adjusting its emphasis on a given country.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, European markets. When European stock prices fall, you should expect the value of your investment to fall as well. European stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, geographical areas, industries, companies or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who are comfortable with above-average swings in the value of their investment and are interested in gaining exposure to European markets.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes A, B and C is March 19, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus. The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Greater Europe Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

           23.28
           30.52
           23.65
           28.85
           34.21
           -9.36
          -25.92

For the periods included in the bar chart:
Best Quarter: 30.83%, Q4 1999             Worst Quarter: -17.16%, Q1 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       Since
                                        1 Year         5 Years       Inception*
--------------------------------------------------------------------------------

Class A
--------------------------------------------------------------------------------
  Return before Taxes                  -30.18            6.24          10.73
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                        -30.22            5.45           9.81
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                               -20.63            4.65           8.52
--------------------------------------------------------------------------------
Class B (Return before Taxes)          -28.72            6.49          10.75
--------------------------------------------------------------------------------
Class C (Return before Taxes)          -26.51            6.67          10.77
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)               -19.90            6.24           9.59
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International (MSCI) Europe Index, an unmanaged capitalization-weighted measure of 15 stock markets in Europe.


* Commenced operations 10/10/1994. Index comparison begins 10/31/1994.


In the chart, total returns from 1995 through 1997 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1997 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)     5.75%            None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.99%          0.99%          0.99%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.40           0.45           0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.64           2.44           2.42
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.40%, 0.45% and 0.425% for Class
   A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $732         $1,063         $1,415        $2,407
--------------------------------------------------------------------------------
Class B shares               647          1,061          1,501         2,397
--------------------------------------------------------------------------------
Class C shares               345            755          1,291         2,756
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $732         $1,063         $1,415        $2,407
--------------------------------------------------------------------------------
Class B shares               247            761          1,301         2,397
--------------------------------------------------------------------------------
Class C shares               245            755          1,291         2,756
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SLANX       SLAOX       SLAPX

                                 fund number   | 474         674         774

  Scudder Latin America Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

Under normal circumstances, the fund seeks long-term capital appreciation by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Latin American common stocks and other equities (equities that are traded mainly on Latin American markets, issued or guaranteed by a Latin American government or issued by a company organized under the laws of a Latin American country or any company with more than half of its business in Latin America). Latin America is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. Although the fund may invest in any Latin American country, it expects to invest primarily in common stocks of established companies in Argentina, Brazil, Chile, Colombia, Mexico, Panama and Peru.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that have relatively low debt and high cash flows and that reinvest significantly in their core businesses. The managers also consider a company's competitive strength, as measured by such factors as market share, return on capital and gross margins.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable earnings growth and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of net assets in debt securities including junk bonds (i.e., grade BB and below), 10% of which may include securities rated B or lower. Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The managers may favor different securities at different times, while still maintaining variety in terms of the companies and industries represented. The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or when adjusting its emphasis on a given country.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, Latin American markets. When Latin American stock prices fall, you should expect the value of your investment to fall as well. Stocks of emerging markets, a category that includes Latin America, tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund concentrates on a single geographical region could affect fund performance. For example, Latin American companies could be hurt by such factors as regional economic downturns, currency devaluations, runaway inflation, governmental instability or fluctuations in commodity prices.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, geographical areas, industries, companies or other matters

o    derivatives could produce disproportionate losses

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in the long-term growth potential of Latin American markets.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes A, B and C is May 29, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B, or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Latin America Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

           73.84
           -9.66
          -10.05
           27.97
           30.94
          -29.89
           46.76
          -15.87
           -1.12

For the periods included in the bar chart:
Best Quarter: 33.99%, Q4 1999             Worst Quarter: -23.25%, Q1 1995

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                                                       Since
                                        1 Year         5 Years       Inception*
--------------------------------------------------------------------------------

Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -6.81            1.10           7.88
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         -7.33            0.04           6.58
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -6.39            0.37           5.88
--------------------------------------------------------------------------------
Class B (Return before Taxes)           -4.75            1.34           7.73
--------------------------------------------------------------------------------
Class C (Return before Taxes)           -2.07            1.47           7.72
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                -2.01            2.43           5.37
--------------------------------------------------------------------------------

Index: The IFC Latin America Investable Total Return Index, an unmanaged, capitalization-weighted measure of stock performance in seven Latin American markets.

* Commenced operations 12/8/1992. Index comparison begins 12/31/1992.

In the chart, total returns from 1993 through 1995 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1995 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay
This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)     5.75%            None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            1.25%          1.25%          1.25%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.68           0.73           0.70
--------------------------------------------------------------------------------
Total Annual Operating Expenses            2.18           2.98           2.95
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $783         $1,218         $1,677        $2,944
--------------------------------------------------------------------------------
Class B shares               701          1,221          1,767         2,940
--------------------------------------------------------------------------------
Class C shares               398            913          1,552         3,271
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $783         $1,218         $1,677        $2,944
--------------------------------------------------------------------------------
Class B shares               301            921          1,567         2,940
--------------------------------------------------------------------------------
Class C shares               298            913          1,552         3,271
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | KNEAX       KNEBX       KNECX

                                 fund number   | 022         222         322

  Scudder New Europe Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in European common stocks and other equities (equities that are traded mainly on European markets, issued by companies organized and based in Europe, or do more than half of their business there). The fund generally focuses on common stocks of companies in the more established markets of Western and Southern Europe such as Finland, Germany, France, Italy, Spain and Portugal.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with new or dominant products or technologies, among other factors.

Growth orientation. The managers look for stocks that seem to offer the potential for sustainable above-average growth of revenues or earnings relative to each stock's own market and whose market prices are reasonable in light of their potential growth.

Top-down analysis. The managers consider the outlook for economic, political, industrial and demographic trends and how they may affect various countries, sectors and industries.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of net assets in European debt securities of any credit quality, including junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The fund will normally sell a stock when it has reached a target price, the managers believe other investments offer better opportunities or when adjusting its exposure to a given country or industry.

The Main Risks of Investing in the Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how European stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When European stock prices fall, you should expect the value of your investment to fall as well.

The fact that the fund focuses on a single geographical region could affect fund performance. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. The fact that the fund is not diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

European stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o    derivatives could produce disproportionate losses

o    growth stocks may be out of favor for certain periods

o bond investments could be hurt by rising interest rates or declines in credit quality

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in long-term growth through exposure to Europe's established markets.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A is September 3, 1999. In the bar chart, the performance figures for Class A shares for the period before that date are based on the historical performance of the fund's original share class (Class M), adjusted to reflect the higher gross total annual operating expenses of Class A. The performance of Class M shares reflects performance from when the fund was a closed-end fund (through September 3, 1999). Because the fund had no daily sales and redemptions, its performance as a closed-end fund may have been higher than if it had operated as an open-end fund.

In the table, the performance figures for each share class for the periods prior to their inception (September 3, 1999 for Class A, B and C) are based on the historical performance of Class M, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charge of Class A and B.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder New Europe Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

          -10.37
           25.62
           -0.27
           18.83
           34.23
           15.80
           29.03
           50.67
           -7.17
          -26.03

For the periods included in the bar chart:
Best Quarter: 37.67%, Q4 1999         Worst Quarter: -17.27%, Q1 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                  -30.28            9.25          10.58
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                        -30.28            5.96           8.77
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                               -24.22            8.22           9.33
--------------------------------------------------------------------------------
Class B (Return before Taxes)          -28.78            9.60          10.41
--------------------------------------------------------------------------------
Class C (Return before Taxes)          -26.50            9.65          10.32
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)               -19.90            6.24           9.64
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International Europe Equity Index, an unmanaged index that is generally representative of the equity securities of the European markets.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)     5.75%            None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.75%          0.75%          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.41           0.46           0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.41           2.21           2.18
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.40%, 0.45% and 0.425% for Class
   A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $710           $996         $1,302        $2,169
--------------------------------------------------------------------------------
Class B shares               624            991          1,385         2,156
--------------------------------------------------------------------------------
Class C shares               321            682          1,169         2,513
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $710           $996         $1,302        $2,169
--------------------------------------------------------------------------------
Class B shares               224            691          1,185         2,156
--------------------------------------------------------------------------------
Class C shares               221            682          1,169         2,513
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SPAOX       SBPOX       SPCCX

                                 fund number   | 473         673         773

  Scudder Pacific Opportunities Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Pacific Basin common stocks and other equities (equities that are traded mainly on Pacific Basin markets, issued by companies organized under the laws of a Pacific Basin country or issued by any company with more than half of its business in the Pacific Basin). Pacific Basin countries include Australia, the People's Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan -- the so-called "four tigers." The fund generally intends to focus on common stocks from the region's smaller emerging markets and does not invest in Japan.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, competitive positioning, vigorous development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable earnings growth and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of net assets in foreign or domestic debt securities in the top three credit grades. It may also invest up to 20% of net assets in non-Pacific Basin equities, excluding Japan.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The managers may favor different securities at different times, while still maintaining variety in terms of the companies and industries represented.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or when adjusting its emphasis on a given country.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, Pacific Basin markets. When Pacific Basin stock prices fall, you should expect the value of your investment to fall as well. Stocks of emerging markets, a category that includes most Pacific Basin countries, tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund focuses on a single geographical region could affect fund performance. For example, Pacific Basin companies could be hurt by such factors as regional economic downturns (most Pacific Basin economies are currently in recessions), currency devaluations, or difficulties in achieving economic reforms or trade barriers on exports.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a fund that invests for long-term growth in a higher risk region of the world.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Classes A, B and C is May 29, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B, or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Pacific Opportunities Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

           59.64
          -17.35
            1.00
            6.16
          -37.90
          -12.87
           75.14
          -39.31
           -7.29

For the periods included in the bar chart:
Best Quarter: 39.62%, Q2 1999         Worst Quarter: -27.21%, Q4 1997

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------


                                                                       Since
                                        1 Year         5 Years       Inception*
--------------------------------------------------------------------------------

Class A
--------------------------------------------------------------------------------
  Return before Taxes                  -12.62          -12.85          -3.72
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                        -12.62          -13.03          -3.86
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -9.93          -10.06          -3.08
--------------------------------------------------------------------------------
Class B (Return before Taxes)          -10.67          -12.67          -3.85
--------------------------------------------------------------------------------
Class C (Return before Taxes)           -7.90          -12.48          -3.83
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                -3.84          -10.80           0.98
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International (MSCI) All Country Asia Free Index, an unmanaged capitalization-weighted measure of stock markets in the Pacific Region, excluding Japan.


* Commenced operations 12/8/1992. Index comparison begins 12/31/1992.


In the chart, total returns for 1993 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1993 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)     5.75%            None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                  None*         4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.85%          0.85%          0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.68           0.73           0.70
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.78           2.58           2.55
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $745         $1,103         $1,484        $2,549
--------------------------------------------------------------------------------
Class B shares               661          1,102          1,570         2,541
--------------------------------------------------------------------------------
Class C shares               358            793          1,355         2,885
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $745         $1,103         $1,484        $2,549
--------------------------------------------------------------------------------
Class B shares               261            802          1,370         2,541
--------------------------------------------------------------------------------
Class C shares               258            793          1,355         2,885
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o    As a temporary defensive measure, each fund (except Scudder New Europe
     Fund) could shift up to 100% of its assets into investments such as money market securities (20% for Scudder New Europe Fund). This could prevent losses, but would mean that a fund was not pursuing its goal.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

o These funds may trade more securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. Each Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy as described herein.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.

Fund Name                                                Fee Paid
-------------------------------------------------------------------
Scudder Greater Europe Growth Fund                        0.99%
-------------------------------------------------------------------
Scudder Latin America Fund                                1.25%
-------------------------------------------------------------------
Scudder New Europe Fund                                   0.75%
-------------------------------------------------------------------
Scudder Pacific Opportunities Fund                        0.85%
-------------------------------------------------------------------

Scudder Pacific Opportunities Fund has entered into a new investment management agreement with the advisor. The table below describes the new fee rates and the effective date of the agreement.

-------------------------------------------------------------------
Scudder Pacific Opportunities Fund
-------------------------------------------------------------------
Investment Management Fee effective May 29, 2001
-------------------------------------------------------------------
first $250 million                                        0.85%
-------------------------------------------------------------------
next $750 million                                         0.82%
-------------------------------------------------------------------
next $1.5 billion                                         0.80%
-------------------------------------------------------------------
next $2.5 billion                                         0.78%
-------------------------------------------------------------------
next $2.5 billion                                         0.75%
-------------------------------------------------------------------
next $2.5 billion                                         0.74%
-------------------------------------------------------------------
next $2.5 billion                                         0.73%
-------------------------------------------------------------------
more than $12.5 billion                                   0.72%
-------------------------------------------------------------------

The subadvisors

Scudder Pacific Opportunities Fund

Deutsche Asset Management (Asia) Limited ("DeAM Asia"), 20 Raffles Place, #27-01, Ocean Towers, Singapore, an affiliate of DeIM, is the subadvisor for Scudder Pacific Opportunities Fund. DeAM Asia renders investment advisory and management services including services related to foreign securities, foreign currency transactions and related investments with regard to the portion of the fund's portfolio that is allocated to it by DeIM from time-to-time for management. The advisor compensates DeAM Asia out of the management fee it receives from the fund.

Scudder Greater Europe Growth Fund and Scudder New Europe Fund

In connection with the acquisition of Zurich Scudder by Deutsche Bank AG, Deutsche Bank AG will be consolidating its investment operations. In this regard, shareholders of Scudder Greater Europe Growth Fund and Scudder New Europe Fund each recently approved a new subadvisory agreement between the advisor and DeAMIS, One Appold Street, London, England, an affiliate of the advisor. As part of this consolidation process, investment personnel will be moved among Deutsche advisory affiliates and, in the future, the funds' advisor will seek approval from each fund's Board to implement this subadvisory relationship with DeAMIS. During the interim period prior to the implementation of the subadvisory relationship, certain of the funds' portfolio managers will become employees of DeAMIS, and act as consultants to the funds' advisor, under the supervision of the funds' advisor. For more information on the funds' portfolio managers and the capacity in which they will serve the funds during and after the interim period, please refer to the "Portfolio Managers" section of this prospectus.

The portfolio managers

The following people handle the day-to-day management of the funds.

Scudder Greater Europe Growth Fund                 Michael Schmidt+
                                                   CFA, Director of Deutsche Asset
  Joseph Axtell*                                   Management and Consultant to the
  CFA, Vice President of Deutsche Asset            fund.
  Management and Portfolio Manager of
  the fund.                                         o    Joined Deutsche Asset
                                                         Management in 1994.
    o   Joined Deutsche Asset Management
        in 2001.                                    o    Head of global equity research
                                                         team for Telecom Services
    o   Senior analyst at Merrill Lynch                  sector and portfolio manager
        Investment Managers for the                      for European Equity and
        international equity portion of a                European ex-U.K. & Euroland
        global balanced portfolio                        Equity: Frankfurt.
        (1996-2001).
                                                    o    Hochschule fuer Bankwirtschaft
    o   Director, International Research                 (private banking college),
        at PCM International (1989-1996).                Germany.

    o   Associate manager, structured              Katrina Mitchell+
        debt and equity group at                   Director of Deutsche Asset
        Prudential Capital Corporation             Management and Consultant to the
        (1988-1989).                               fund.

    o    Analyst at Prudential-Bache                o    Joined Deutsche Asset
        Capital Funding in London                        Management in 1993 as a
        (1987-1988).                                     Graduate Trainee.

    o   Equity analyst in the healthcare            o    Portfolio manager for European
        sector at Prudential Equity                      Equity and European ex U.K. &
        Management Associates                            Euroland Equity and member of
        (1985-1987).                                     the European Equity local
                                                         research team: London.
    o   Joined the fund in 2002.
                                                    o    Joined the fund in 2002.
  Alexander (Sandy) Black+
  Managing Director of Deutsche Asset              Nigel Ridge+
  Management and Consultant to the fund.           Director of Deutsche Asset
                                                   Management and Consultant to the
    o   Joined the fund in 2002.                   fund.

                                                    o    Joined Deutsche Asset
    o   Joined Deutsche Asset Management                 Management in 1994 after 6
        in 1994.                                         years at Schroder Investment
                                                         Management.
    o   Head of European Equity
        portfolio selection team,                   o    Portfolio manager for U.K.
        portfolio manager Europe ex-U.K.                 Equity, European Equity,
        & Euroland Equity, and head of                   European ex U.K. & Euroland
        European Equity local research                   Equity and U.K. Blue Chip Fund
        team: London.                                    and member of U.K. and
                                                         European Equity local research
    o   MA, Cambridge University.                        teams: London.

    o   Joined the fund in 2002.                    o    Joined the fund in 2002.

  Joerg Breedveld+
  Managing Director of Deutsche Asset
  Management and Consultant to the fund.

    o   Joined Deutsche Asset Management
        in 1991 as a portfolio manager,
        previously serving as investment
        advisor and financial analyst
        for German equities within
        Deutsche Bank Research.

    o   Head of global portfolio
        selection team for Europe
        ex-U.K. and Euroland Equities,
        member of European portfolio
        selection team, European Mid-Cap
        Equity analyst and portfolio
        manger for German and Europe
        Equities: Frankfurt.

    o   Joined the fund in 2002.


                                       29

Scudder Latin America Fund                           Alexander (Sandy) Black+
                                                     Managing Director of Deutsche
  Paul Rogers                                        Asset Management and Consultant to
  CFA, Senior Vice President of Deutsche Asset       the fund.
  Management and Co-Manager of the fund.
                                                       o   Joined Deutsche Asset
    o   Joined Deutsche Asset Management in                Management in 1994.
        1994 and the fund in 1995.
                                                       o   Head of European Equity
    o   Over 17 years of investment industry               portfolio selection team,
        experience.                                        portfolio manager Europe
                                                           ex-U.K. & Euroland Equity,
    o   MBA, Stern School of Business, New                 and head of European Equity
        York University.                                   local research team: London.

  Tara Kenney                                          o   MA, Cambridge University.
  Senior Vice President of Deutsche Asset
  Management and Co-Manager of the fund.               o   Joined the fund in 2002.

   o    Joined Deutsche Asset Management             Joerg Breedveld+
        in 1995 and the fund in 1996.                Managing Director of Deutsche
                                                     Asset Management and Consultant to
   o    Over 16 years of investment                  the fund.
        industry experience.
                                                       o   Joined Deutsche Asset
   o    MBA, New York University.                          Management in 1991 as a
                                                           portfolio manager,
  Curtis Butler                                            previously serving as
  Vice President of Deutsche Asset                         investment advisor and
  Management and Co-Manager of the fund.                   financial analyst for German
                                                           equities within Deutsche
   o    Responsible for equity research                    Bank Research.
        and analysis in Latin America.
                                                       o   Head of global portfolio
   o    Joined Deutsche Asset Management                   selection team for Europe
        in 2000 and the fund in 2002.                      ex-U.K. and Euroland
                                                           Equities, member of European
   o    Previously worked at New York Fed,                 portfolio selection team,
        Foreign Banking Division; Lazard                   European Mid-Cap Equity
        Freres, Emerging Markets Group;                    analyst and portfolio manger
        Chase Asset Management, Latin                      for German and Europe
        American Equity Portfolios.                        Equities: Frankfurt.

   o    Masters in International                       o   Joined the fund in 2002.
        Relations; SAIS of John Hopkins
        University.                                  Michael Schmidt+
                                                     CFA, Director of Deutsche Asset
Scudder New Europe Fund                              Management and Consultant to the
                                                     fund.
  Joseph Axtell*
  CFA, Vice President of Deutsche Asset                o   Joined Deutsche Asset
  Management and Portfolio Manager of the                  Management in 1994.
  fund.
                                                       o   Head of global equity
   o    Joined Deutsche Asset Management                   research team for Telecom
        in 2001.                                           Services sector and
                                                           portfolio manager for
    o    Senior analyst at Merrill Lynch                   European Equity and European
        Investment Managers for the                        ex-U.K. & Euroland
        international equity portion of a                  Equity: Frankfurt.
        global balanced portfolio
        (1996-2001).                                   o   Hochschule fuer
                                                           Bankwirtschaft (private
   o    Director, International Research                   banking college), Germany.
        at PCM International (1989-1996).
                                                       o   Joined the fund in 2002.
   o    Associate manager, structured debt
        and equity group at Prudential
        Capital Corporation (1988-1989).

   o    Analyst at Prudential-Bache
        Capital Funding in London
        (1987-1988).

   o    Equity analyst in the healthcare
        sector at Prudential Equity
        Management Associates (1985-1987).

   o    Joined the fund in 2002.

                                       30

  Katrina Mitchell+                         Scudder Pacific Opportunities Fund
  Director of Deutsche Asset Management
  and Consultant to the fund.                 Andrew Stubing
                                              Director of Deutsche Asset
   o    Joined Deutsche Asset Management      Management and Co-Lead Manager of
        in 1993 as a Graduate Trainee.        the fund.

    o    Portfolio manager for European        o    Joined Deutsche Asset
        Equity and European ex-U.K. &               Management in 1994, having
        Euroland Equity and member of the           since served as fund manager
        European Equity local research              in the Sydney office, after
        team: London.                               seven years of experience as
                                                    portfolio manager and
   o    Joined the fund in 2002.                    analyst for AMP Investments.

  Nigel Ridge+                                 o    Head of both global
  Director of Deutsche Asset Management             portfolio selection team for
  and Consultant to the fund.                       Asia ex-Japan Equity and
                                                    Asian local research team;
   o    Joined Deutsche Asset Management            portfolio manager for
        in 1994 after 6 years at Schroder           Pacific Basin Equity and
        Investment Management.                      Core Emerging Markets
                                                    Equity: Singapore.
   o    Portfolio manager for U.K. Equity,
        European Equity, European ex-U.K.      o    Joined the fund in 2002.
        & Euroland Equity and U.K. Blue
        Chip Fund and member of U.K. and      Terrence Gray
        European Equity local research        Vice President of Deutsche Asset
        teams: London.                        Management and Co-Lead Manager of
                                              the fund.
   o    Joined the fund in 2002.
                                               o    Joined Deutsche Asset
                                                    Management in 1993 and the
                                                    fund in 2001.

                                               o    Over nine years of
                                                    investment industry
                                                    experience.

* After the interim period, will no longer serve as a Co-Manager of the fund.

+ Currently an employee of a Deutsche affiliate, serving as a Consultant to the funds' advisor. After the interim period, will serve as a Co-Manager of the fund.

Financial Highlights

These tables are designed to help you understand the fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP (except Scudder New Europe Fund, audited by Ernst & Young LLP, independent auditors), whose report, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Greater Europe Growth Fund -- Class A

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $25.79
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.01)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (3.65)
----------------------------------------------------------------------------------
  Total from investment operations                                      (3.66)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $22.13
----------------------------------------------------------------------------------
Total Return (%)^c                                                      (14.19)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .72
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.64*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.07)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                104
----------------------------------------------------------------------------------

^a For the period from March 19, 2001 (commencement of sales of Class A shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

                                       32

Scudder Greater Europe Growth Fund -- Class B

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $25.79
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                        (.13)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (3.64)
----------------------------------------------------------------------------------
  Total from investment operations                                      (3.77)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $22.02
----------------------------------------------------------------------------------
Total Return (%)^c                                                      (14.62)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .05
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.44*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.87)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                104
----------------------------------------------------------------------------------

^a For the period from March 19, 2001 (commencement of sales of Class B shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

                                       33

Scudder Greater Europe Growth Fund -- Class C

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $25.79
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                        (.11)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (3.67)
----------------------------------------------------------------------------------
  Total from investment operations                                      (3.78)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $22.01
----------------------------------------------------------------------------------
Total Return (%)^c                                                      (14.66)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .06
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.42*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.85)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                104
----------------------------------------------------------------------------------

^a For the period from March 19, 2001 (commencement of sales of Class C shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

                                       34

Scudder Latin America Fund -- Class A

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $21.51
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                        (.09)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (4.06)
----------------------------------------------------------------------------------
  Total from investment operations                                      (4.15)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $17.36
----------------------------------------------------------------------------------
Total Return (%)^c                                                      (19.29)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                    547
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.18*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.39)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 20
----------------------------------------------------------------------------------

^a For the period from May 29, 2001 (commencement of sales of Class A shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

                                       35

Scudder Latin America Fund -- Class B

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $21.51
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                        (.14)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (4.05)
----------------------------------------------------------------------------------
  Total from investment operations                                      (4.19)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $17.32
----------------------------------------------------------------------------------
Total Return (%)^c                                                      (19.48)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                      1
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.98*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (2.19)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 20
----------------------------------------------------------------------------------

^a For the period from May 29, 2001 (commencement of sales of Class B shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

                                       36

Scudder Latin America Fund -- Class C

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $21.51
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                        (.14)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (4.05)
----------------------------------------------------------------------------------
  Total from investment operations                                      (4.19)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $17.32
----------------------------------------------------------------------------------
Total Return (%)^c                                                      (19.48)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                      1
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.98*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (2.19)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 20
----------------------------------------------------------------------------------

^a For the period from May 29, 2001 (commencement of sales of Class C shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized


                                       37

Scudder New Europe Fund -- Class A

----------------------------------------------------------------------------------
 Years Ended October 31,                                2001     2000     1999^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                 $15.78    $14.87   $14.27
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                       .02     (.09)    (.03)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on         (3.43)      2.95      .63
  investment transactions
----------------------------------------------------------------------------------
  Total from investment operations                   (3.41)      2.86      .60
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions      (3.36)    (1.95)       --
----------------------------------------------------------------------------------
  Total distributions                                (3.36)    (1.95)       --
----------------------------------------------------------------------------------
Net asset value, end of period                       $ 9.01    $15.78   $14.87
----------------------------------------------------------------------------------
Total Return (%)^c                                   (26.93)    18.77   4.20**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  150       281       32
----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)      1.40^d      1.74    1.63*
----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       1.38^d      1.72    1.63*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               .17     (.55)   (1.21)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                              94        87      58*
----------------------------------------------------------------------------------

^a For the period from September 3, 1999 (commencement of operations) to October
   31, 1999.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.36% and 1.36%, respectively.

*  Annualized

** Not annualized


                                       38

Scudder New Europe Fund -- Class B

----------------------------------------------------------------------------------
 Years Ended October 31,                                2001     2000     1999^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                 $15.20    $14.49   $13.91
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                     (.09)     (.20)    (.05)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on         (3.25)      2.86      .63
  investment transactions
----------------------------------------------------------------------------------
  Total from investment operations                   (3.34)      2.66      .58
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions      (3.36)    (1.95)       --
----------------------------------------------------------------------------------
  Total distributions                                (3.36)    (1.95)       --
----------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.50    $15.20   $14.49
----------------------------------------------------------------------------------
Total Return (%)^c                                   (27.61)    17.79   4.17**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   26        40       20
----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)       2.39d      2.64    2.36*
----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)        2.38d      2.63    2.36*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (.83)    (1.21)   (1.95)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                              94        87      58*
----------------------------------------------------------------------------------

^a For the period from September 3, 1999 (commencement of operations) to October
   31, 1999.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.31% and 2.31%, respectively.

*  Annualized

** Not annualized


                                       39

Scudder New Europe Fund -- Class C

----------------------------------------------------------------------------------
 Years Ended October 31,                                2001     2000     1999^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                 $15.34    $14.62   $14.02
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                      (.07)     (.20)    (.04)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on         (3.30)      2.87      .04
  investment transactions
----------------------------------------------------------------------------------
  Total from investment operations                   (3.37)      2.67      .60
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions      (3.36)    (1.95)       --
----------------------------------------------------------------------------------
  Total distributions                                (3.36)    (1.95)       --
----------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.61    $15.34   $14.62
----------------------------------------------------------------------------------
Total Return (%)^c                                   (27.54)    17.69   4.28**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   11        17        5
----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)      2.20^d      2.67    2.40*
----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       2.20^d      2.66    2.40*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (.65)    (1.18)   (1.99)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                              94        87     .58*
----------------------------------------------------------------------------------

^a For the period from September 3, 1999 (commencement of operations) to October
   31, 1999.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.15% and 2.15%, respectively.

*  Annualized

** Not annualized

                                       40

Scudder Pacific Opportunities Fund -- Class A

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.37
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                       (.01)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions   (2.00)
----------------------------------------------------------------------------------
  Total from investment operations                                     (2.01)
----------------------------------------------------------------------------------
Redemption fees                                                           .01
----------------------------------------------------------------------------------
Net asset value, end of period                                         $ 7.37
----------------------------------------------------------------------------------
Total Return (%)^c                                                     (21.34)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      6
----------------------------------------------------------------------------------
Ratio of expenses                                                       1.80*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.09)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               212
----------------------------------------------------------------------------------

^a For the period from May 29, 2001 (commencement of sales of Class A shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized


                                       41

Scudder Pacific Opportunities Fund -- Class B

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.37
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                       (.03)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions   (2.00)
----------------------------------------------------------------------------------
  Total from investment operations                                     (2.03)
----------------------------------------------------------------------------------
Redemption fees                                                           .01
----------------------------------------------------------------------------------
Net asset value, end of period                                         $ 7.35
----------------------------------------------------------------------------------
Total Return (%)^c                                                     (21.56)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      4
----------------------------------------------------------------------------------
Ratio of expenses                                                       2.61*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.90)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               212
----------------------------------------------------------------------------------

^a For the period from May 29, 2001 (commencement of sales of Class B shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

                                       42

Scudder Pacific Opportunities Fund -- Class C

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 9.37
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b                                       (.03)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions   (2.00)
----------------------------------------------------------------------------------
  Total from investment operations                                     (2.03)
----------------------------------------------------------------------------------
Redemption fees                                                           .01
----------------------------------------------------------------------------------
Net asset value, end of period                                         $ 7.35
----------------------------------------------------------------------------------
Total Return (%)^c                                                     (21.56)**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1
----------------------------------------------------------------------------------
Ratio of expenses                                                       2.57*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.86)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               212
----------------------------------------------------------------------------------

^a For the period from May 29, 2001 (commencement of sales of Class C shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                     Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged  o  Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                            o  Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service fee            Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares         o  The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares    o  Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% annual distribution/service fee     going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares         o  The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                                                 Sales charge as
                         Sales charge as a %     a % of your net
Your investment           of offering price         investment
---------------------------------------------------------------------
Up to $50,000                     5.75                  6.10
---------------------------------------------------------------------
$50,000-$99,999                   4.50                  4.71
---------------------------------------------------------------------
$100,000-$249,999                 3.50                  3.63
---------------------------------------------------------------------
$250,000-$499,999                 2.60                  2.67
---------------------------------------------------------------------
$500,000-$999,999                 2.00                  2.04
---------------------------------------------------------------------
$1 million or more      See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares         CDSC on shares you sell
-------------------------------------------------------------------
First year                                    1.00%
-------------------------------------------------------------------
Second year and later                          None
-------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with Automatic Investment
                                          Plan
--------------------------------------------------------------------------------
Through a financial representative
                                         o  Contact your representative using
o Contact your representative using the     the method that's most convenient
  method that's most convenient for you     for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application       o  Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment         below
  check
                                         o  If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
                                            (minimum $50)
--------------------------------------------------------------------------------
By phone

--                                       o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                       o  To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                       o  Go to www.scudder.com and register

                                         o  Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
  Regular mail:
  First Investment: Scudder Investments, PO Box 219356, Kansas City, MO
  64121-9356

  Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

  Express, registered or certified mail:
  Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 53
existing accounts
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the     o  Contact your representative by the
  method that's most convenient for you     method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number     o  the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares  o  the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you     o  your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your        o  a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a
  fund account, call (800) 621-1048      --
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the ScudderAutomated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048. The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

There are certain cases in which you may be exempt from a CDSC. These include:

            o the death or disability of an account owner (including a joint owner)

            o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account

            o   withdrawals related to certain retirement or benefit plans

            o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

            o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

             o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV although, for Class B and Class C investors, a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, a fund's value for a security is likely to be different from the last quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the funds generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from the fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Notes
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Notes
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


Notes
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Notes
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

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of each fund's strategies on its performance. They also have detailed performance figures, a list of everything a fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about a fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Scudder Investments                       SEC
--------------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090





Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com            SEC File Numbers:
Tel (800) 621-1048
                                   Scudder Greater Europe Growth Fund    811-642
SCUDDER                            Scudder Latin America Fund            811-642
INVESTMENTS                        Scudder New Europe Fund              811-5969
                                   Scudder Pacific Opportunities Fund    811-642